Summary of condensed financial information of the Company on a parent company only basis (Parenthetical) (Details) - $ / shares	Sep. 30, 2025	Aug. 07, 2025	Feb. 27, 2025	Feb. 26, 2025	Sep. 30, 2024	May 31, 2024
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.0001	$ 1		$ 1
Ordinary shares, shares authorized				50,000		50,000
Ordinary shares, shares issued			50,000			50,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	450,000,000		450,000,000		450,000,000
Ordinary shares, shares issued	14,675,400		32,970		10,550,400
Ordinary shares, shares outstanding	14,675,400				10,550,400
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, shares issued	5,449,600		17,030		5,449,600
Ordinary shares, shares outstanding	5,449,600				5,449,600
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued					10,550,400
Ordinary shares, shares outstanding					10,550,400
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	450,000,000				450,000,000
Ordinary shares, shares issued	14,675,400
Ordinary shares, shares outstanding	14,675,400
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	50,000,000				50,000,000
Ordinary shares, shares issued	5,449,600				5,449,600
Ordinary shares, shares outstanding	5,449,600				5,449,600